Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes In Unobservable Inputs Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Recognition in profit or loss
Favorable changes		₩ 109,665	₩ 54,114
Unfavorable changes		(112,106)	(50,134)
Other comprehensive income
Favorable changes		109,470	0
Unfavorable changes		(111,902)	0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Favorable changes		78,355	46,859	[1]
Unfavorable changes		(82,797)	(42,995)	[1]
Other comprehensive income
Favorable changes		78,356	0	[1]
Unfavorable changes		(82,797)	0	[1]
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[2]	31,310	7,255
Unfavorable changes	[2]	(29,309)	(7,139)
Other comprehensive income
Favorable changes	[2]	31,114	0
Unfavorable changes	[2]	₩ (29,105)	₩ 0

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.